Accrued expenses and other liabilities (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued expenses and other liabilities
Professional fees accruals		12,348,315	17,212,271
Accrued expenses		31,633,546	37,748,816
Sales rebates		2,836,052	3,334,081
Payables to employees relating to exercise of options		1,113,452	2,422,823
Other taxes and surcharges		3,867,203	1,285,066
Others		6,218,173	6,660,067
Total	$ 9,312,329	58,016,741	68,663,124